As filed with the Securities and Exchange Commission on November __, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2006

Date of reporting period: September 30, 2006

Item 1. Schedules of Investments.

Phocas Real Estate Fund
Schedule of Investments
September 30, 2006 (Unaudited)

Shares	COMMON STOCKS - 99.24%	Value
	Apartments - 18.87%
1,576	Archstone-Smith Trust	$85,798
711	AvalonBay Communities, Inc.	85,604
421	Camden Property Trust	32,000
		203,402
	Diversified- 7.59%
1,202	Digital Realty Trust, Inc.	37,647
405	Vornado Realty Trust	44,145
		81,792
	Health Care - 8.25%
1,752	Nationwide Health Properties, Inc.	46,848
1,092	Ventas, Inc.	42,086
		88,934
	Hotels - 4.95%
2,328	Host Hotels & Resorts, Inc.	53,381
	Office Property - 16.32%
329	Alexandria Real Estate Equities, Inc.	30,860
401	Boston Properties, Inc.	41,439
263	Kilroy Realty Corp.	19,814
750	SL Green Realty Corp.	83,775
		175,888
	Regional Malls - 13.82%
930	General Growth Properties, Inc.	44,315
357	Macerich Co.	27,261
854	Simon Property Group, Inc.	77,389
		148,965
	Shopping Centers - 17.24%
2,179	Acadia Realty Trust	55,565
1,010	Federal Realty Investment Trust	75,043
531	Kimco Realty Corp.	22,764
472	Regency Centers Corp.	32,455
		185,827
	Storage - 3.43%
430	Public Storage, Inc.	36,976
	Warehouse/Industrial - 8.77%
376	AMB Property Corp.	20,721
1,041	First Potomac Realty Trust	31,459
743	ProLogis	42,395
		94,575

	TOTAL COMMON STOCKS (Cost $1,068,349)	1,069,740

	TOTAL INVESTMENTS IN SECURITIES (Cost $1,068,349) - 99.24%	1,069,740
	Other Assets in Excess of Liabilities - 0.76%	8,226
	NET ASSETS - 100.00%	$1,077,966

The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows*:

Cost of investments	$1,068,349

Gross unrealized appreciation	$3,635
Gross unrealized depreciation	$(2,244)
Net unrealized appreciation	$1,391

* Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments outstanding.

Phocas Small Cap Value Fund
Schedule of Investments
September 30, 2006 (Unaudited)

Shares	COMMON STOCKS - 100.00%	Value
	Aerospace & Defense - 2.48%
600	Herley Industries, Inc. (a)	$7,428
460	MTC Technologies, Inc. (a)	11,058
219	Triumph Group, Inc.	9,275
		27,761
	Airlines - 1.10%
1,872	ExpressJet Holdings, Inc. (a)	12,374
	Auto Components - 0.73%
459	Aftermarket Technology Corp. (a)	8,152
	Automobiles - 1.09%
390	Winnebago Industries, Inc.	12,238
	Capital Markets - 0.72%
784	LaBranche & Co., Inc. (a)	8,130
	Chemicals - 3.30%
700	CF Industries Holdings, Inc.	11,949
478	Innospec, Inc.	14,196
554	Sensient Technologies Corp.	10,842
		36,987
	Commercial Banks - 6.91%
630	Banco Latinoamericano de Exportaciones, S.A. (b)	9,840
1,080	First BanCorp	11,945
575	FNB Corp.	10,712
854	Oriental Financial Group, Inc.	10,180
533	Republic Bancorp, Inc. - Class A	11,273
475	Royal Bancshares of Pennsylvania, Inc. - Class A	12,868
408	Vineyard National Bancorp Co.	10,592
		77,410
	Commercial Services & Supplies - 6.28%
266	Administaff, Inc.	8,964
455	First Advantage Corp. - Class A (a)	9,491
350	Jackson Hewitt Tax Service, Inc.	10,504
525	Korn/Ferry International (a)	10,994
465	Labor Ready, Inc. (a)	7,407
313	Pre-Paid Legal Services, Inc.	12,417
228	United Stationers, Inc. (a)	10,604
		70,381
	Communications Equipment - 0.99%
972	Arris Group, Inc. (a)	11,139
	Consumer Finance - 0.94%
282	ASTA Funding, Inc.	10,572
	Diversified Financial Services - 1.15%
994	Encore Capital Group, Inc. (a)	12,902
	Diversified Telecommunication Services - 1.44%
407	CT Communications, Inc.	8,840
374	SureWest Communications	7,282
		16,122
	Electric Utilities - 1.36%
220	Portland General Electric Co.	5,370
199	WPS Resources Corp.	9,877
		15,247
	Electrical Equipment - 0.87%
276	Preformed Line Products Co.	9,776
	Electromedical Electrotherapeutic Apparatus - 2.32%
460	Cutera, Inc. (a)	12,231
595	Syneron Medical Ltd (a)(b)	13,745
		25,976
	Electronic Equipment & Instruments - 2.19%
670	Brightpoint, Inc. (a)	9,527
655	SYNNEX Corp. (a)	15,072
		24,599
	Energy Equipment & Services - 0.72%
98	SEACOR Holdings, Inc. (a)	8,085
	Food Products - 1.05%
617	Premium Standard Farms, Inc.	11,754
	Gas Utilities - 2.67%
356	Atmos Energy Corp.	10,164
294	Laclede Group, Inc.	9,431
209	New Jersey Resources Corp.	10,304
		29,899
	Gold Ores - 0.91%
3,721	Golden Star Resources Ltd (a)(b)	10,158
	Health Care Equipment & Supplies - 1.78%
293	Orthofix International N.V. (a)(b)	13,322
154	PolyMedica Corp.	6,593
		19,915
	Health Care Providers & Services - 0.88%
697	Odyssey HealthCare, Inc. (a)	9,884
	Hotels, Restaurants & Leisure - 0.69%
397	Monarch Casino & Resort, Inc. (a)	7,698
	Industrial Conglomerates - 1.11%
745	Tredegar Corp.	12,471
	Information Retrieval Services - 1.46%
1,571	Greenfield Online, Inc. (a)	16,323
	Insurance - 3.81%
233	American Physicians Capital, Inc. (a)	11,273
350	Commerce Group, Inc.	10,517
496	Fidelity National Title Group, Inc. - Class A	10,396
215	Safety Insurance Group, Inc.	10,462
		42,648
	Internet Software & Services - 1.14%
1,349	Internet Capital Group, Inc. - Class A (a)	12,748
	IT Services - 1.90%
825	Perot Systems Corp. (a)	11,377
799	StarTek, Inc.	9,963
		21,340
	Leisure Equipment & Products - 0.93%
585	JAKKS Pacific, Inc. (a)	10,431
	Loan Brokers - 0.89%
1,085	Delta Financial Corp.	9,939
	Machinery - 1.90%
267	Cascade Corp.	12,189
303	EnPro Industries, Inc. (a)	9,108
		21,297
	Media - 2.07%
335	Corus Entertainment, Inc.- Class B (b)	12,797
246	McClatchy Co. - Class A	10,379
		23,176
	Metals & Mining - 1.48%
319	Schnitzer Steel Industries, Inc. - Class A	10,061
676	USEC, Inc.	6,517
		16,578
	Multiline Retail - 1.59%
451	Bon-Ton Stores, Inc.	13,413
210	Conn's, Inc. (a)	4,382
		17,795
	Multi-Utilities & Unregulated Power - 0.88%
1,780	Dynegy, Inc. - Class A (a)	9,861
	Oil & Gas - 1.25%
982	Brigham Exploration Co. (a)	6,648
2,398	Meridian Resource Corp. (a)	7,338
		13,986
	Oil, Gas & Consumable Fuels - 2.52%
248	General Maritime Corp. (b)	9,072
640	Mariner Energy, Inc. (a)	11,757
434	Rosetta Resources, Inc. (a)	7,451
		28,280
	Paper & Forest Products - 0.76%
449	Schweitzer-Mauduit International, Inc.	8,522
	Personal Products - 1.99%
569	Inter Parfums, Inc.	10,834
391	NBTY, Inc. (a)	11,444
		22,278
	Pharmaceuticals - 1.20%
272	Kos Pharmaceuticals, Inc. (a)	13,442
	Plastics Products - 1.29%
1,246	Royal Group Technologies Limited (a)(b)	14,454
	Real Estate Investment Trusts - 12.23%
475	Acadia Realty Trust	12,113
119	Alexandria Real Estate Equities, Inc.	11,162
449	American Campus Communities, Inc.	11,454
585	Digital Realty Trust, Inc.	18,322
151	Federal Realty Investment Trust	11,219
392	First Potomac Realty Trust	11,846
163	Kilroy Realty Corp.	12,280
190	Mid-America Apartment Communities, Inc.	11,632
476	Nationwide Health Properties, Inc.	12,728
370	Sunstone Hotel Investors, Inc.	10,996
618	U-Store-It Trust	13,263
		137,015
	Semiconductor & Semiconductor Equipment - 2.19%
669	Fairchild Semiconductor International, Inc. (a)	12,510
2,153	Integrated Silicon Solutions, Inc. (a)	12,014
		24,524
	Semiconductors & Related Devices - 1.16%
1,151	PortalPlayer, Inc. (a)	12,983
	Software - 2.30%
833	JDA Software Group, Inc. (a)	12,845
918	Mentor Graphics Corp. (a)	12,925
		25,770
	Specialty Retail - 0.59%
360	United Retail Group, Inc. (a)	6,581
	State Commercial Banks - 0.77%
1,463	W Holding Co., Inc.	8,646
	Textiles, Apparel & Luxury Goods - 4.70%
295	Deckers Outdoor Corp. (a)	13,959
417	K-Swiss, Inc. - Class A	12,535
480	Movado Group, Inc.	12,202
453	Perry Ellis International, Inc. (a)	13,989
		52,685
	Thrifts & Mortgage Finance - 5.32%
381	Corus Bankshares, Inc.	8,519
152	Downey Financial Corp.	10,114
192	FirstFed Financial Corp. (a)	10,891
531	Fremont General Corp.	7,429
380	Provident Financial Holdings, Inc.	11,453
180	WSFS Financial Corp.	11,194
		59,600

	TOTAL COMMON STOCKS (Cost $1,126,601)	1,120,532

	TOTAL INVESTMENTS IN SECURITIES (Cost $1,126,601) - 100.00%	1,120,532
	Other Assets in Excess of Liabilities - 0.00%	40
	NET ASSETS - 100.00%	$1,120,572

(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows*:

Cost of investments	$1,126,601

Gross unrealized appreciation	$4,194
Gross unrealized depreciation	$(10,263)
Net unrealized depreciation	$(6,069)

* Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments outstanding.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)*_/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 11/20/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 11/20/2006

By (Signature and Title)* _/s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date 11/22/2006

* Print the name and title of each signing officer under his or her signature.